Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	$ 655,141	$ 645,870
Derivative asset	4,516	5,508
Equity securities, trading	1,858
Separate account assets	2,214,422	1,986,039
Total assets accounted for at fair value	2,875,937	2,637,417
Liabilities accounted for at fair value:
Derivative liability	4,894	73,273
Separate account liabilities	2,214,422	1,986,039
Reserves at fair value	150,251	22,640
Total liabilities accounted for at fair value	2,369,567	2,081,952
U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	95,077	57,228
States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	11,942	16,509
Foreign Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	2,547	2,423
Public Utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	41,328	43,330
Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	357,330	364,231
Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	146,917	162,149
Fair Value, Inputs, Level 1
Assets accounted for at fair value:
Equity securities, trading	1,858
Separate account assets	2,214,422	1,986,039
Total assets accounted for at fair value	2,311,357	2,043,267
Liabilities accounted for at fair value:
Separate account liabilities	2,214,422	1,986,039
Total liabilities accounted for at fair value	2,214,422	1,986,039
Fair Value, Inputs, Level 1 | U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	95,077	57,228
Fair Value, Inputs, Level 2
Assets accounted for at fair value:
Derivative asset	4,516	5,508
Total assets accounted for at fair value	563,508	593,085
Liabilities accounted for at fair value:
Derivative liability	4,894	73,273
Total liabilities accounted for at fair value	4,894	73,273
Fair Value, Inputs, Level 2 | States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	11,942	16,509
Fair Value, Inputs, Level 2 | Foreign Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	2,547	2,423
Fair Value, Inputs, Level 2 | Public Utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	41,328	43,330
Fair Value, Inputs, Level 2 | Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	356,258	363,166
Fair Value, Inputs, Level 2 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	146,917	162,149
Fair Value, Inputs, Level 3
Assets accounted for at fair value:
Total assets accounted for at fair value	1,072	1,065
Liabilities accounted for at fair value:
Reserves at fair value	150,251	22,640
Total liabilities accounted for at fair value	150,251	22,640
Fair Value, Inputs, Level 3 | Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	$ 1,072	$ 1,065